Intangible Assets (Schedule of net intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 6,803	$ 5,781
Accumulated amortization	5,837	4,734
Intangible assets, Net	966	1,047
Amortization expense	1,103	1,888	$ 2,240
Current technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	3,832	3,844
Accumulated amortization	3,832	3,181
Intangible assets, Net		663
Useful life	3 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 1,937	1,937
Accumulated amortization	1,937	1,553
Intangible assets, Net		384
Useful life	3 years
Capitalization of software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 928
Accumulated amortization	37
Intangible assets, Net	891
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	106
Accumulated amortization	31
Intangible assets, Net	$ 75